Expense Example - FidelityInternationalValueFund-RetailPRO - FidelityInternationalValueFund-RetailPRO - Fidelity International Value Fund - Fidelity International Value Fund	Dec. 30, 2022 USD ($)
Expense Example:
1 year	$ 107
3 years	348
5 years	612
10 years	$ 1,365